Significant Accounting Policies (Predecessor) (Tables)	6 Months Ended	12 Months Ended
	Jul. 05, 2022	Dec. 31, 2022
Significant Accounting Policies [Abstract]
Revenue from Charterers

Charterers individually accounting for more than 10% of revenues for the period from inception (January 20, 2022) through December 31, 2022 were:
Customer	From January 20, 2022 through December 31, 2022
A	25%
B	20%
C	19%
D	15%
E	15%
Total	94%

United Maritime Predecessor [Member]
Significant Accounting Policies [Abstract]
Revenue from Charterers
Charterers individually accounting for more than 10% of revenues during the period from January 1, 2022 through July 5, 2022 and for the years ended December 31, 2021 and 2020 were:

Customer	From January 1, 2022 through July 5, 2022	2021	2020
A	100%	100%	100%
Total	100%	100%	100%